March 4, 2004

VIA EDGAR
=========

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:	Managers AMG Funds
	File Nos. 333-84639; 811-09521


Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the "Trust") hereby certifies that:

(1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (the "Amendment"), constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) the text the Amendment was filed electronically with the Securities and Exchange Commission on March 1, 2004 with an effective date of March 1, 2004.


Very truly yours,

Managers AMG Funds

By:	/s/ Donald S. Rumery
	--------------------
	Donald S. Rumery
	Treasurer

cc:	John M. Ganley, Staff Examiner
	  Securities and Exchange Commission

	Philip H. Newman, P.C.
	  Goodwin Procter LLP



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